Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease Expenses and Other Information	For purposes of calculating lease liabilities for such leases, the Company have consolidated lease and non-lease components.
	Year ended March 31,
	2025	2024
	US$	US$
Finance lease expenses:
Amortization of right-of-use assets	157,428	182,543
Interest of lease liabilities	15,870	19,860
Total finance lease expense	173,298	202,403

Other information about the Company’s lease is as follows:

	Year ended March 31,
	2025	2024
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in finance lease	170,912	199,392
Right-of-use assets obtained in exchange for new finance lease liabilities	180,208	29,123
Weighted-average remaining lease term – finance	2 years	2 years
Weighted average discount rate – finance	5.625%	5.125%

Schedule of Components of Finance Lease

The components of finance lease are as follows:

	As of March 31,
	2025	2024
	US$	US$
Right-of-use assets:
At the beginning of the year	302,367	454,300
Additions	180,208	29,123
Amortization for the year	(157,428)	(182,543)
Exchange adjustments	3,056	1,487
At the end of the year	328,203	302,367

	As of March 31,
	2025	2024
	US$	US$
Lease liabilities:
At the beginning of the year	299,086	448,028
New lease for the year	180,208	29,123
Interest on lease liabilities	15,870	19,860
Repayments of interest portion of lease liabilities	(15,870)	(19,860)
Repayments of principal portion of lease liabilities	(155,042)	(179,532)
Exchange adjustments	3,031	1,467
At the end of the year	327,283	299,086
	As of March 31,
	2025	2024
	US$	US$
Lease liabilities are classified as:
Current liabilities	175,315	110,513
Non-current liabilities	151,968	188,573
	327,283	299,086

Schedule of Maturity of Leases Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024 and 2025:

	As of March 31,
	2025	2024
	US$	US$
Year ending March 31,
2025	-	122,697
2026	188,178	92,022
2027	140,552	92,022
2028	15,488	15,337
Total undiscounted lease payments	344,218	322,078
Less: future finance charges	(16,935)	(22,992)
	327,283	299,086